GENERAL INFORMATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Billions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 06, 2010
Disclosure of general information about financial statements [Abstract]
Number of shares authorised	3,500,000,000.0	3,500,000,000.0	3,500,000,000.0
Par value per share	$ 1.00	$ 1.00	$ 1.00
Number of shares issued	2,004,743,442	2,004,743,442	2,004,743,442
Difference between historical carrying amounts of assets and value at which assets were contributed				$ 4.0
Tax reserve	$ 6.9	$ 7.0